Loans and financing - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Liabilities arising from financing activities at beginning of period	R$ 701,902	R$ 717,418
Borrowing	153,706	124,258
Cost capture	(300)
Interest expense	70,877	54,546
Principal Paid	(305,297)	(179,804)
Amortization of costs	8,177
Interest Paid	(62,838)	(50,260)
Business Combination		28,895
Cash for asset acquisition - non-cash event	220,005	29,193
Increase (Decrease) through swap result	(17,536)
Acquisition of fixed assets through advance	0	20,913	R$ 0
The effect of changes in foreign exchange rates	221,448	(43,257)
Liabilities arising from financing activities at end of period	R$ 990,144	R$ 701,902	R$ 717,418